INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Components of deferred taxes
	2020	2019
Deferred tax assets:
Warrant liability	$617	$1,087
Accrued executive compensation	519	515
Reserves and other	421	468
Net operating loss carryforwards	17,851	18,961
	19,408	21,031
Valuation allowance	(19,408)	(21,031)
Net deferred tax assets	$0	$0

Income taxes
	2020	2019
Statutory federal tax rate	21%	21%
State taxes, net of federal benefit	4	4
Nondeductible expenses	-	-
Valuation allowance	(25)	(25)
Effective tax rate	0%	0%

Provision for income taxes
	2020	2019
Current	$-	$-
Deferred	-	-
Deferred provision (credit)	1,623	434
Change in valuation allowance	(1,623)	(434)
Total provision for income taxes	$-	$-